Statements of financial position - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets [abstract]
Cash	$ 14,281	$ 253,486
Platinum bullion	35,040,951	38,016,118
Palladium bullion	90,284,290	65,393,983
Prepaid assets	144,806	124,347
Total assets	125,484,328	103,787,934
Current liabilities [abstract]
Accounts payable	217,198	257,791
Total liabilities	217,198	257,791
Equity [abstract]
Unitholders' capital	131,666,923	147,265,373
Unit premiums and reserves	686	686
Retained earnings (deficit)	8,743,010	(28,592,427)
Underwriting commissions and issue expenses	(15,143,489)	(15,143,489)
Total equity (note 7)	125,267,130	103,530,143
Total liabilities and equity	$ 125,484,328	$ 103,787,934
Total equity per Unit	$ 9.49	$ 7.01